Vanguard High-Yield Corporate Fund

Supplement to the Prospectus and Summary Prospectus for
Investor Shares and Admiral™ Shares Dated May 28, 2014

Prospectus and Summary Prospectus Text Changes
The following paragraph replaces a similar paragraph under the heading Annual
Total Returns:
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s
Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of a relevant market index and a composite index, which have investment characteristics similar to those of the
Fund. Keep in mind that the Fund’s past performance (before and after taxes)
does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

(over, please)

Under the same heading, the “Average Annual Total Returns” table is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

	1 Year	5 Years	10 Years
Vanguard High-Yield Corporate Fund Investor Shares
Return Before Taxes	4.54%	14.89%	6.86%
Return After Taxes on Distributions	1.96	12.02	4.15
Return After Taxes on Distributions and Sale of Fund Shares	2.53	10.67	4.20
Vanguard High-Yield Corporate Fund Admiral Shares
Return Before Taxes	4.64%	15.02%	6.98%
Comparative Indexes
(reflect no deduction for fees, expenses, or taxes)
Barclays U.S. Corporate High Yield Bond Index	7.44%	18.93%	8.62%
High-Yield Corporate Composite Index	5.9	15.68	—

Prospectus Text Change

In the Glossary of Investment Terms section, the following term is added in alphabetical order:

High-Yield Corporate Composite Index. An index weighted 95% Barclays U.S. High Yield BA/B 2% Issuer Capped Index and 5% Barclays U.S. 1–5 Year Treasury Bond Index.

© 2014 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

PS 29 112014

Vanguard High-Yield Corporate Fund

Supplement to the Prospectus and Summary Prospectus for
Investor Shares for Participants Dated May 28, 2014

Prospectus and Summary Prospectus Text Changes
The following paragraph replaces a similar paragraph under the heading Annual
Total Returns:
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s
Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Investor
Shares compare with those of a relevant market index and a composite index, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund’s past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at
vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

(over, please)

Under the same heading, the “Average Annual Total Returns” table is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

	1 Year	5 Years	10 Years
Vanguard High-Yield Corporate Fund Investor Shares	4.54%	14.89%	6.86%
Comparative Indexes
(reflect no deduction for fees or expenses)
Barclays U.S. Corporate High Yield Bond Index	7.44%	18.93%	8.62%
High-Yield Corporate Composite Index	5.9	15.68	—

Prospectus Text Change

In the Glossary of Investment Terms section, the following term is added in alphabetical order:

High-Yield Corporate Composite Index. An index weighted 95% Barclays U.S. High Yield BA/B 2% Issuer Capped Index and 5% Barclays U.S. 1–5 Year Treasury Bond Index.

© 2014 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PSI 029 112014

Vanguard High-Yield Corporate Fund

Supplement to the Prospectus and Summary Prospectus for
Admiral™ Shares for Participants Dated May 28, 2014

Prospectus and Summary Prospectus Text Changes
The following paragraph replaces a similar paragraph under the heading Annual
Total Returns:
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s
Admiral Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Admiral
Shares compare with those of a relevant market index and a composite index, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund’s past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at
vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

(over, please)

Under the same heading, the “Average Annual Total Returns” table is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

	1 Year	5 Years	10 Years
Vanguard High-Yield Corporate Fund Admiral Shares	4.64%	15.02%	6.98%
Comparative Indexes
(reflect no deduction for fees or expenses)
Barclays U.S. Corporate High Yield Bond Index	7.44%	18.93%	8.62%
High-Yield Corporate Composite Index	5.9	15.68	—

Prospectus Text Change

In the Glossary of Investment Terms section, the following term is added in alphabetical order:

High-Yield Corporate Composite Index. An index weighted 95% Barclays U.S. High Yield BA/B 2% Issuer Capped Index and 5% Barclays U.S. 1–5 Year Treasury Bond Index.

© 2014 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PSI 529 112014

Vanguard Variable Insurance Fund
High Yield Bond Portfolio

Supplement to the Prospectus and Summary Prospectus Dated
April 30, 2014

Prospectus and Summary Prospectus Text Changes
The following paragraph replaces a similar paragraph under the heading Annual
Total Returns:
The following bar chart and table are intended to help you understand the risks of investing in the Portfolio. The bar chart shows how the performance of the
Portfolio has varied from one calendar year to another over the periods shown.
The table shows how the average annual total returns of the Portfolio compare with those of a relevant market index and a composite index, which have investment characteristics similar to those of the Portfolio. The Portfolio’s returns are net of its expenses but do not reflect additional fees and expenses that are deducted by the annuity or life insurance program through which you invest. If such fees and expenses were included in the calculation of the
Portfolio’s returns, the returns would be lower. Keep in mind that the Portfolio’s past performance does not indicate how the Portfolio will perform in the future.
Updated performance information is available on our website for Financial
Advisors at advisors.vanguard.com or by calling Vanguard toll-free at
800-522-5555.

(over, please)

Under the same heading, the “Average Annual Total Returns” table is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

	1 Year	5 Years	10 Years
High Yield Bond Portfolio	4.35%	14.70%	6.67%
Comparative Indexes
(reflect no deduction for fees or expenses)
Barclays U.S. Corporate High Yield Bond Index	7.44%	18.93%	8.62%
High-Yield Corporate Composite Index	5.9	15.68	—

Prospectus Text Change

In the Glossary of Investment Terms section, the following term is added in alphabetical order:

High-Yield Corporate Composite Index. An index weighted 95% Barclays U.S. High Yield BA/B 2% Issuer Capped Index and 5% Barclays U.S. 1–5 Year Treasury Bond Index.

© 2014 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PS 260 112014